Goodwill - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill	$ (2,500)	$ (2,500)
Probability of worst case scenario [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of probability of occurrence of the worst case scenario	30.00%